Document and Entity Information	12 Months Ended
Dec. 31, 2022
Document Information [Line Items]
Entity Central Index Key	0001534248
Amendment Flag	false
Document Type	S-1/A
Entity Registrant Name	CHEMOMAB THERAPEUTICS LTD.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false